PROPERTY, EQUIPMENT AND SOFTWARE - Summary of Property Equipment And Software (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	¥ 264,793	$ 36,516	¥ 256,687
Less: accumulated depreciation and amortization	(158,095)	(21,802)	(133,561)
Property, equipment and software, net	106,698	14,714	123,126
Machinery and laboratory equipment
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	143,845	19,837	138,049
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	102,950	14,197	101,048
Computer Software
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	10,716	1,478	10,417
Construction in progress
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	228	31	283
Others
PROPERTY, EQUIPMENT AND SOFTWARE
Total property, equipment and software	¥ 7,054	$ 973	¥ 6,890